Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 3,289,862	$ 2,100,819	$ 177,326
Costs of revenues	1,734,344	818,346	160,300
Gross profit	1,555,518	1,282,473	17,026
Operating costs and expenses:
Selling expenses	65,117	2,243	692
General and administrative	820,565	226,974	219,652
Research and development expenses	55,001	4,381
Total operating costs and expenses	940,683	233,598	220,344
Profit (loss) from operations	614,835	1,048,875	(203,318)
Other income (expenses):
Other income (expenses)	(129,188)	86,568	(1,840)
Total other income (expenses)	(129,188)	86,568	(1,840)
Profit (loss) before provision for income taxes	485,647	1,135,443	(205,158)
Current income tax expense	255,772	113,886
Deferred income tax expense	(56,267)	103,870
Net profit (loss)	286,142	917,687	(205,158)
Other comprehensive income (loss)
Currency translation adjustment	91,513	(45,953)	173,891
Total comprehensive income (loss)	$ 377,655	$ 871,734	$ (31,267)
Class A and Class B
Earnings (loss) per common share
Basic – Class A and Class B (in Dollars per share)	$ 0.03	$ 0.11	$ (0.02)
Diluted – Class A and Class B (in Dollars per share)	$ 0.03	$ 0.11	$ (0.02)
Weighted average common shares outstanding
Basic – Class A and Class B (in Shares)	9,589,315	8,550,000	8,550,000
Diluted – Class A and Class B (in Shares)	9,589,315	8,550,000	8,550,000